UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
REVENUES:
Time charter revenues	$ 9,283	$ 8,246
EXPENSES:
Voyage expenses	1,276	597
Vessel operating expenses	5,036	2,936
Depreciation and amortization of deferred charges (Note 4)	4,042	2,024
General and administrative expenses	2,609	1,224
Management fees to related parties (Notes 3(a) and 3(b))	606	411
Other operating loss/(income)	17	(8)
Operating (loss)/income	(4,303)	1,062
OTHER INCOME:
Changes in fair value of warrants' liability (Note 6(b))	6,335	0
Finance costs (Note 6(b))	(901)	0
Interest income	216	0
Total other income, net	5,650	0
Net income	1,347	1,062
Comprehensive income	1,347	1,062
Deemed dividend on Series D Preferred Stock upon issuance of common stock (Note 6(e))	(154)	0
Net income/(loss) and comprehensive income/(loss) attributable to common stockholders	$ 24	$ (277)
Earnings/ (Loss) per common share, basic (Note 7) (in dollars per share)	$ 0.02	$ (2.16)
Loss per common share, diluted (Note 7) (in dollars per share)	$ (4.49)	$ (2.16)
Weighted average number of common stock, basic (Note 7) (in shares)	1,362,644	128,456
Weighted average number of common stock, diluted (Note 7) (in shares)	1,405,001	128,456
Class A Warrants [Member]
OTHER INCOME:
Dividends	$ 0	$ (868)
Undistributed earnings on Class A warrants	(2)	0
Series C Preferred Stock [Member]
OTHER INCOME:
Dividends	(575)	(471)
Series D Preferred Stock [Member]
OTHER INCOME:
Dividends	$ (592)	$ 0